Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-term investments CNY	Dec. 31, 2013 Short-term investments CNY	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2014 Equity investments. CNY	Dec. 31, 2013 Equity investments. CNY	Dec. 31, 2012 Equity investments. CNY	Dec. 31, 2014 Awards associated with R&D restructuring New Entities entity	Dec. 31, 2014 Awards associated with R&D restructuring New Entities Minimum	Dec. 31, 2014 Awards associated with R&D restructuring New Entities Maximum
Summary of significant accounting policies
Exchange gains	$ 4,381,069	27,182,781	6,677,643	3,334,352
Foreign currency translation loss	(4,917,703)	(30,512,381)	(45,993,516)	(20,112,491)
Convenience exchange rate (RMB to USD)	6.2046	6.2046
Impairment losses on investments
Number of new controlled entities formed for restructuring plan											5
Requisite service period required												2 years	3 years
Impairment charges		4,448,952			0	0	0	4,448,952	0	0